THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 57.0%

	Shares	Value

Austria — 0.3%
BAWAG Group *	4,972	$181,326
Immobilien Anlagen	3,305	103,558
IMMOFINANZ	6,178	102,102
Wienerberger	5,835	133,824

		520,810

Belgium — 0.5%
Ackermans & van Haaren	849	109,009
Aedifica ‡	1,551	179,047
Argenx *	1,064	244,903
Barco	3,395	66,754
Euronav	9,726	93,945
Fagron	3,441	76,851
KBC Ancora	4,457	149,419
Melexis	386	32,897
Warehouses De Pauw CVA ‡	4,666	149,225

		1,102,050

Brazil — 0.0%
Banco Santander Brasil	18,100	104,126

Canada — 0.1%
Air Canada, Cl A *	988	11,145
Alacer Gold *	4,760	36,781
Bank of Montreal	3,524	192,795
Real Matters *	235	5,228

		245,949

Chile — 0.1%
Enel Americas	386,365	59,946
Enel Chile ADR	57,795	241,583

		301,529

China — 0.1%
Alibaba Group Holding ADR *	370	92,878
Autohome ADR	792	69,419
Baidu ADR *	206	24,596
NetEase ADR	36	16,503

		203,396

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Denmark — 0.9%
ALK-Abello	234	$65,887
Bavarian Nordic *	2,898	89,530
ISS	6,757	103,872
Jyske Bank	4,214	134,518
Netcompany Group *	1,745	125,319
Orsted	2,180	310,704
Ringkjoebing Landbobank	2,945	218,719
ROCKWOOL International, Cl B	400	129,839
Royal Unibrew	1,655	167,079
SimCorp	1,711	199,202
Topdanmark	1,520	64,823
Vestas Wind Systems	2,280	292,786

		1,902,278

Finland — 0.5%
Fortum	12,530	254,163
Huhtamaki	3,938	175,346
Kemira	7,759	103,188
Kesko, Cl B	4,852	103,449
Konecranes, Cl A *	5,211	132,342
Nokian Renkaat	5,505	132,027
Valmet	4,124	115,180

		1,015,695

France — 1.0%
Alten	1,782	138,961
Atos	620	52,876
BioMerieux	52	8,422
Capgemini	1,008	130,018
Dassault Systemes	174	31,585
Elis	13,642	165,839
Engie	18,690	248,560
EssilorLuxottica	952	125,822
Eutelsat Communications	14,646	147,852
Gaztransport Et Technigaz	1,103	101,669
Ingenico Group	689	110,501
Korian	3,391	138,847
Orange	454	5,301
Rubis SCA	3,023	142,296

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

France — continued
Schneider Electric	810	$93,735
SOITEC *	596	69,925
Sopra Steria Group	1,287	191,626
SPIE	7,403	119,905
Valeo	2,342	59,975

		2,083,715

Germany — 2.2%
Allianz	863	179,141
alstria office ‡ *	15,504	231,757
Aurubis	1,498	99,734
Bechtle	1,149	223,187
CompuGroup Medical & KgaA	835	72,884
CTS Eventim & KGaA	2,850	112,532
Dialog Semiconductor *	3,749	171,347
E.ON	21,540	252,107
Evotec *	4,182	110,445
Freenet	8,047	138,820
Gerresheimer	1,609	184,415
Grand City Properties	5,991	142,413
GRENKE	1,719	129,594
Hannover Rueck	73	12,331
HelloFresh *	5,096	277,452
HUGO BOSS	4,645	126,503
Hypoport *	171	80,471
Infineon Technologies	3,891	96,848
K+S	21,701	143,509
MorphoSys *	1,222	155,462
ProSiebenSat.1 Media	14,355	147,552
Rational	127	75,698
Rheinmetall	2,111	199,530
Rocket Internet *	6,981	149,828
RWE	7,390	278,388
SAP	1,501	236,538
Siemens	346	44,148
Siltronic	986	88,271
Software	2,133	99,498
Stroeer & KGaA *	1,569	107,289

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Germany — continued
TAG Immobilien	7,345	$192,249
Varta *	620	69,308

		4,629,249

Hong Kong — 0.3%
A-Living Services, Cl H	4,750	26,814
China Construction Bank, Cl H	34,000	24,918
China Life Insurance, Cl H	3,000	6,913
China Merchants Bank, Cl H	23,500	109,612
China Mobile	7,000	47,959
China Petroleum & Chemical, Cl H	176,000	75,393
China Shenhua Energy, Cl H	37,500	62,514
China Telecom, Cl H	130,000	38,747
China Tower, Cl H	52,000	9,460
China Unicom Hong Kong	12,000	6,689
Country Garden Services Holdings	5,000	30,160
Longfor Group Holdings	35,000	172,961
Sunac China Holdings	3,000	14,129
Tencent Holdings	300	20,670
Xiaomi, Cl B *	7,400	14,150

		661,089

Indonesia — 0.0%
Adaro Energy (A)	71,900	5,319

Ireland — 0.0%
Glanbia	77	932

Italy — 1.3%
A2A	44,313	63,343
ACEA	11,891	243,582
Amplifon	3,085	105,204
Assicurazioni Generali *	2,923	43,590
ASTM	5,662	119,919
Azimut Holding	5,319	100,562
Banca Generali *	2,398	71,183
Banco BPM	71,891	107,634
Buzzi Unicem	2,742	62,063
De’ Longhi	3,020	94,485
Enel	29,360	267,305

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Italy — continued
ERG	11,560	$280,241
Fiat Chrysler Automobiles	3,082	31,295
Freni Brembo	11,171	100,534
Hera	22,605	87,179
IMA Industria Macchine Automatiche	1,052	83,646
Interpump Group	3,887	126,739
Iren	33,193	83,439
Italgas	12,983	83,196
Reply	958	87,457
Saipem	30,434	64,261
STMicroelectronics	3,846	107,869
Telecom Italia	31,188	12,520
Unipol Gruppo	47,748	198,770

		2,626,016

Japan — 2.4%
Advantest	200	10,769
Anicom Holdings	500	19,815
Asahi Group Holdings	800	26,028
Capcom	1,000	39,016
Casio Computer	1,600	25,272
Central Japan Railway	400	48,009
Chugai Pharmaceutical	1,500	67,111
COMSYS Holdings	300	8,786
Concordia Financial Group	3,800	11,164
Daifuku	800	71,796
Dai-ichi Life Holdings	2,900	33,697
Daiichi Sankyo	800	69,967
Daikin Industries	300	52,289
Disco	100	23,778
eGuarantee	1,100	24,638
Fancl	1,100	31,486
FANUC	400	66,903
Fuji Electric	1,100	29,824
Fuji Oil Holdings	1,100	29,180
Fujitsu	400	53,356
Harmonic Drive Systems	1,200	66,430
Hikari Tsushin	100	21,539

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Hitachi	3,100	$91,605
Hoya	400	39,375
Inpex	2,100	11,885
ITOCHU	5,800	126,022
Itochu Techno-Solutions	2,000	80,771
JCR Pharmaceuticals	400	39,035
Kakaku.com	900	21,621
Kamigumi	300	5,436
KDDI	1,500	46,181
Keyence	700	292,419
Koito Manufacturing	600	23,381
Komatsu	1,000	19,517
Kubota	2,900	41,190
Kurita Water Industries	600	16,035
Kusuri no Aoki Holdings	100	9,305
Lacto Japan	700	22,748
Meiko Electronics	1,300	15,646
Minebea	2,000	32,535
MISUMI Group	1,700	40,053
Mitsubishi	1,600	32,036
Mitsubishi Electric	8,100	104,870
Mitsubishi UFJ Financial Group	13,300	49,403
Mitsui Fudosan	3,000	46,705
Morinaga Milk Industry	1,300	60,422
MS&AD Insurance Group Holdings	1,800	44,824
Murata Manufacturing	600	37,461
NEC	2,500	139,105
NET One Systems	2,100	81,238
Nexon	600	15,474
Nidec	1,000	79,118
Nihon Unisys	900	27,165
Nippon Telegraph & Telephone	4,500	103,876
Nitori Holdings	400	87,554
Nomura Research Institute	1,600	41,959
NTT Data	9,500	106,887
NTT DOCOMO	1,500	41,200
Obic	200	35,728
Omron	2,000	142,270

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Open House	900	$25,456
Oracle Japan	400	47,915
Otsuka	600	30,948
Otsuka Holdings	300	12,385
Pan Pacific International Holdings	2,700	61,292
Penta-Ocean Construction	4,900	25,552
Rakuten	1,600	14,586
Recruit Holdings	3,400	104,966
Renesas Electronics *	13,900	75,898
Rengo	5,100	38,302
Santen Pharmaceutical	3,500	58,854
SCSK	900	45,402
Seiko Epson	3,300	34,635
Seven & i Holdings	2,500	75,717
Shimadzu	1,300	32,680
Shimano	100	21,728
Shin-Etsu Chemical	500	57,980
SMC	300	156,072
SoftBank Group	1,000	62,302
Sony	800	61,034
Stanley Electric	3,000	71,305
Sumitomo Bakelite	300	7,201
Sumitomo Metal Mining	500	14,803
Sumitomo Mitsui Financial Group	2,000	52,903
Suzuki Motor	4,000	131,198
Terumo	700	26,286
TIS	2,100	45,073
Tokyo Century	300	16,636
Tokyu	1,800	19,929
Toyota Motor	1,600	93,970
Trend Micro	1,000	58,098
Union Tool	500	12,149
Wacoal Holdings	1,100	18,455
Welcia Holdings	1,000	91,635
W-Scope	2,200	14,029
Yamaha	500	22,909
Yaskawa Electric	1,100	36,215

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Yokogawa Electric	2,400	$36,344

		4,895,750

Netherlands — 1.1%
Aalberts	5,466	194,384
APERAM	2,538	71,871
ASM International	1,287	193,975
ASML Holding	25	8,826
ASR Nederland	6,437	207,229
BE Semiconductor Industries	3,404	150,045
Boskalis Westminster	5,318	100,042
Corbion	3,795	145,733
Euronext	2,550	291,067
IMCD	1,972	203,395
Intertrust	10,206	188,508
Koninklijke Ahold Delhaize	1,102	31,765
SBM Offshore	6,236	96,486
Signify	5,614	167,640
TKH Group	5,393	211,037

		2,262,003

Norway — 0.6%
Adevinta, Cl B *	7,661	123,561
Bakkafrost P *	1,834	111,126
Entra	12,751	179,459
Kongsberg Gruppen	4,873	73,669
Leroy Seafood Group	10,919	63,293
NEL *	42,265	86,672
Salmar	1,917	90,902
SpareBank 1 SR-Bank *	21,716	171,426
Subsea 7	15,748	118,069
TGS NOPEC Geophysical	9,820	144,141
TOMRA Systems *	3,858	158,231

		1,320,549

Philippines — 0.0%
International Container Terminal Services (A)	3,790	7,448

Portugal — 0.3%
EDP - Energias de Portugal	52,240	263,683

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Portugal — continued
EDP Renovaveis	18,090	$295,771

		559,454

South Africa — 0.0%
Anglo American Platinum	1,271	96,967

South Korea — 5.1%
Amorepacific	521	72,592
Celltrion *	1,361	338,708
Celltrion Healthcare *	1,007	79,874
Celltrion Pharm *	255	25,192
CJ CheilJedang	149	48,274
Coway	832	53,562
Daelim Industrial	515	36,180
DB Insurance	838	33,129
Douzone Bizon	317	27,805
E-MART	366	35,021
GS Engineering & Construction	1,319	29,836
GS Holdings	1,073	31,522
Hana Financial Group	4,640	114,890
Hankook Tire & Technology	1,551	33,913
Hanmi Pharm	129	28,531
Hanon Systems	3,523	29,452
Hanwha Solutions	1,945	41,630
Helixmith *	375	17,028
HLB *	656	46,031
Hotel Shilla	542	31,981
Hyundai Engineering & Construction	1,470	42,321
Hyundai Glovis	352	32,943
Hyundai Heavy Industries Holdings	191	37,915
Hyundai Mobis	991	170,934
Hyundai Motor	2,478	263,108
Industrial Bank of Korea	5,400	36,758
Kakao	821	236,708
Kangwon Land	2,052	39,355
KB Financial Group	5,903	174,652
Kia Motors	3,975	134,791
Korea Aerospace Industries	1,564	31,440
Korea Electric Power	3,951	63,341

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — continued
Korea Investment Holdings	805	$32,905
Korea Shipbuilding & Offshore Engineering *	640	47,917
Korea Zinc	149	51,776
KT&G	1,822	123,720
LG	1,567	97,329
LG Chemical	725	345,644
LG Display	4,162	44,016
LG Electronics	1,696	100,644
LG Household & Health Care	153	176,064
LG Innotek	240	32,432
LG Uplus	3,663	35,203
Lotte Chemical	285	40,308
Mirae Asset Daewoo	6,721	44,510
NAVER	1,779	449,453
NCSoft	240	163,371
Netmarble	349	37,495
Orion	382	42,965
POSCO	1,113	180,767
Samsung Biologics *	240	147,658
Samsung C&T	1,273	113,260
Samsung Electro-Mechanics	839	98,942
Samsung Electronics	78,843	3,831,635
Samsung Engineering *	2,968	29,645
Samsung Fire & Marine Insurance	491	70,679
Samsung Heavy Industries *	7,752	37,218
Samsung Life Insurance	1,354	54,040
Samsung SDI	797	265,912
Samsung SDS	547	76,444
Samsung Securities	1,416	34,408
Shinhan Financial Group	6,886	173,971
SK Holdings	527	97,977
SK Hynix	9,824	682,749
SK Innovation	857	91,354
SK Telecom	336	62,186
S-Oil	750	38,400
Woori Financial Group	8,977	64,046
Yuhan	822	39,534

		10,475,994

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Spain — 0.9%
Acciona	3,159	$349,044
ACS Actividades de Construccion y Servicios	3,772	86,865
Amadeus IT Group, Cl A	1,835	91,563
Banco de Sabadell	490,462	166,967
Iberdrola	21,730	279,519
Inmobiliaria Colonial Socimi ‡	16,019	136,333
Masmovil Ibercom *	4,147	110,791
Siemens Gamesa Renewable Energy	14,170	331,746
Viscofan	2,767	202,898
Zardoya Otis	10,702	70,848

		1,826,574

Sweden — 2.3%
AAK	6,311	111,265
AddTech, Cl B	1,949	90,699
AF Poyry	3,550	90,566
Atlas Copco, Cl B	2,260	86,999
Avanza Bank Holding	3,685	71,347
Axfood	3,693	83,111
Beijer Ref	1,870	72,923
BillerudKorsnas	6,823	108,830
Bravida Holding	14,430	157,607
Castellum	6,881	147,098
Dometic Group	12,921	125,321
Elekta, Cl B	9,853	100,591
Embracer Group, Cl B *	4,255	68,305
Essity, Cl B	536	17,612
Fabege	9,442	120,172
Fastighets Balder, Cl B *	2,699	111,000
Fortnox	2,208	65,006
Getinge, Cl B	5,612	134,095
Hexagon, Cl B	1,219	78,969
Hexpol	15,113	100,176
Holmen, Cl B	3,217	109,843
Hufvudstaden, Cl A	9,361	121,326
ICA Gruppen *	3,684	180,711
Indutrade	3,671	185,133
Kungsleden	23,487	188,318

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Sweden — continued
Lifco, Cl B	948	$72,339
Loomis, Cl B	3,751	89,628
Millicom International Cellular	3,595	107,683
Mycronic	3,357	63,620
NCC, Cl B	6,095	105,583
Nordic Entertainment Group, Cl B	4,599	191,601
Peab, Cl B	12,514	116,442
Saab, Cl B	3,967	127,003
Samhallsbyggnadsbolaget i Norden	31,597	85,215
Sinch *	1,033	80,472
SSAB, Cl B	33,940	95,825
Stillfront Group *	904	87,617
Sweco, Cl B	2,811	160,715
Swedish Orphan Biovitrum *	5,410	112,941
Thule Group	7,122	210,733
Vitrolife	2,838	68,523
Wallenstam, Cl B	4,369	54,436
Wihlborgs Fastigheter	10,606	177,324

		4,734,723

Switzerland — 2.0%
ABB	3,876	96,503
Allreal Holding	560	111,320
ALSO Holding	305	79,372
ams	8,413	139,458
Belimo Holding	16	125,964
BKW	207	19,941
Bucher Industries	481	157,888
Cembra Money Bank	1,715	186,961
Daetwyler Holding	246	49,708
DKSH Holding	1,489	95,327
dormakaba Holding	231	128,944
Emmi	107	96,230
Flughafen Zurich	1,110	139,577
Forbo Holding	102	158,373
Galenica	2,451	182,106
Georg Fischer	200	183,041
Helvetia Holding	1,383	124,456

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Switzerland — continued
Idorsia *	3,099	$84,917
Novartis	912	75,260
OC Oerlikon	13,654	113,615
PSP Swiss Property	724	80,669
Roche Holding	405	139,982
SFS Group	636	59,806
Siegfried Holding	310	161,889
SIG Combibloc Group	5,716	99,439
St. Galler Kantonalbank	199	89,649
Stadler Rail	1,019	40,557
Sulzer	1,581	130,000
Sunrise Communications Group	1,319	122,807
Tecan Group	620	260,189
Valiant Holding	2,302	214,707
VAT Group	847	160,592
Vontobel Holding	1,071	77,583
Zur Rose Group *	298	82,275

		4,069,105

Taiwan — 0.1%
China Development Financial Holding	63,000	18,581
CTBC Financial Holding	194,000	128,475

		147,056

Turkey — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret (A)	1,490	7,579
Ford Otomotiv Sanayi (A)	3,387	40,314

		47,893

United Kingdom — 0.5%
Auto Trader Group	7,648	53,720
Avast	12,568	94,514
AVEVA Group	822	44,611
Aviva	1,702	5,875
BAE Systems	11,160	71,611
Berkeley Group Holdings	101	5,889
British American Tobacco	137	4,527
Experian	3,668	128,534
Glanbia	11,017	130,424
GlaxoSmithKline	8,152	163,245

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
Polyus PJSC GDR	289	$33,018
Segro ‡	3,794	48,134
SSE	15,460	263,286
Tesco	18,511	52,606
Vistry Group	140	1,123

		1,101,117

United States — 34.4%

Communication Services — 3.1%
Activision Blizzard	2,499	206,492
Alphabet, Cl A *	619	921,041
Alphabet, Cl C *	739	1,095,907
AT&T	15,610	461,744
Charter Communications, Cl A *	320	185,600
Comcast, Cl A	9,310	398,468
Corning	1,670	51,770
Discovery *	2,981	62,899
Discovery, Cl C *	10,049	190,428
Electronic Arts *	610	86,388
Facebook, Cl A *	5,045	1,279,765
Live Nation Entertainment *	175	8,192
Netflix *	870	425,326
Omnicom Group	148	7,952
Spotify Technology *	79	20,368
T-Mobile US *	832	89,340
Twitter *	1,792	65,229
Verizon Communications	8,570	492,604
Walt Disney	3,650	426,831

		6,476,344

Consumer Discretionary — 3.7%
Amazon.com *	987	3,123,539
Aptiv	580	45,095
AutoNation *	161	8,266
AutoZone *	60	72,445
Best Buy	147	14,640
Booking Holdings *	107	177,848
Carnival	920	12,770
Chipotle Mexican Grill, Cl A *	60	69,310

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
Dollar General	2,005	$381,752
Dollar Tree *	520	48,542
eBay	6,934	383,311
Expedia Group	116	9,397
Ford Motor	9,030	59,688
General Motors	2,920	72,679
Hilton Grand Vacations *	404	8,201
Hilton Worldwide Holdings	590	44,279
Home Depot	2,490	661,070
Las Vegas Sands	780	34,039
Lennar, Cl A	1,851	133,920
Lowe’s	1,760	262,082
Lululemon Athletica *	310	100,933
Marriott International, Cl A	610	51,133
McDonald’s	1,760	341,933
MercadoLibre *	100	112,462
NIKE, Cl B	2,830	276,236
O’Reilly Automotive *	180	85,928
Ross Stores	840	75,323
Royal Caribbean Cruises	380	18,510
Starbucks	2,740	209,692
Target	1,160	146,021
Tesla *	307	439,243
TJX	2,700	140,373
VF	760	45,874
Yum! Brands	680	61,914

		7,728,448

Consumer Staples — 0.2%
Altria Group	356	14,650
Clorox	25	5,913
Conagra Brands	393	14,718
Costco Wholesale	39	12,695
Hain Celestial Group *	1,054	35,815
Kimberly-Clark	1,304	198,260
Sprouts Farmers Market *	4,952	130,634

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Staples — continued
TreeHouse Foods *	889	$38,956

		451,641

Energy — 0.7%
Apache	1,240	19,034
Baker Hughes, Cl A	6,324	97,959
Cabot Oil & Gas	1,730	32,351
Chevron	4,513	378,821
Concho Resources	450	23,643
ConocoPhillips	5,121	191,474
Devon Energy	1,260	13,217
EOG Resources	940	44,039
Exxon Mobil	7,930	333,694
Halliburton	1,860	26,654
Hess	570	28,050
HollyFrontier	570	15,675
Marathon Petroleum	1,240	47,368
Noble Energy	1,350	13,487
Occidental Petroleum	1,640	25,813
Phillips 66	890	55,198
Pioneer Natural Resources	270	26,168
Schlumberger	2,640	47,890
TechnipFMC	1,320	10,600
Valero Energy	630	35,425

		1,466,560

Financials — 5.9%
Allstate	2,552	240,883
Bank of America	79,575	1,979,826
Bank of New York Mellon	8,253	295,870
Berkshire Hathaway, Cl B *	567	111,007
Cboe Global Markets	349	30,607
Citigroup	21,473	1,073,865
Citizens Financial Group	4,277	106,112
Comerica	1,419	54,660
E*TRADE Financial	278	14,114
Fidelity National Financial	264	8,543
Fifth Third Bancorp	11,588	230,138

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
First Republic Bank	1,658	$186,492
Goldman Sachs Group	3,138	621,199
Hartford Financial Services Group	246	10,411
Huntington Bancshares	10,151	94,100
JPMorgan Chase	30,843	2,980,668
KeyCorp	9,686	116,329
LPL Financial Holdings	1,779	140,576
M&T Bank	1,303	138,053
Morgan Stanley	12,097	591,301
Northern Trust	2,085	163,360
People’s United Financial	4,369	47,141
PNC Financial Services Group	4,306	459,321
Regions Financial	9,484	102,996
State Street	3,572	227,858
SVB Financial Group *	507	113,705
Truist Financial	13,187	493,985
US Bancorp	13,982	515,097
Wells Fargo	37,843	918,071
Zions Bancorp	1,676	54,420

		12,120,708

Health Care — 0.6%
Alexion Pharmaceuticals *	2,467	252,843
Biogen *	356	97,789
Bristol-Myers Squibb	191	11,204
DaVita *	1,224	106,965
Edwards Lifesciences *	156	12,232
Eli Lilly	60	9,018
Humana	386	151,486
Illumina *	42	16,051
Intuitive Surgical *	371	254,298
Johnson & Johnson	80	11,661
ResMed	26	5,265
United Therapeutics *	74	8,249
Veeva Systems, Cl A *	341	90,218
Vertex Pharmaceuticals *	760	206,720

		1,233,999

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — 6.1%
3M	3,730	$561,253
AECOM *	2,127	76,976
Allison Transmission Holdings	2,974	111,109
AMETEK	1,450	135,212
Boeing	3,150	497,700
Carrier Global	5,070	138,107
Caterpillar	3,660	486,341
CH Robinson Worldwide	246	23,055
Cintas	550	166,028
CoStar Group *	250	212,440
CSX	4,780	341,005
Cummins	1,026	198,285
Deere	1,880	331,463
Eaton	2,670	248,657
Emerson Electric	4,316	267,635
Equifax	398	64,699
Fastenal	3,590	168,874
FedEx	1,550	261,020
Fortive	2,050	143,889
General Dynamics	1,550	227,447
General Electric	64,140	389,330
Honeywell International	5,402	806,897
Howmet Aerospace	1,370	20,249
Huntington Ingalls Industries	278	48,291
IHS Markit	2,420	195,367
Illinois Tool Works	2,120	392,179
Ingersoll Rand *	1,270	40,119
Johnson Controls International	5,060	194,709
Kansas City Southern	981	168,585
L3Harris Technologies	1,354	227,919
Lockheed Martin	1,700	644,249
ManpowerGroup	137	9,424
Norfolk Southern	1,680	322,913
Northrop Grumman	1,030	334,760
Otis Worldwide	2,530	158,732
PACCAR	2,120	180,370
Parker-Hannifin	810	144,925

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Raytheon Technologies	8,991	$509,610
Republic Services, Cl A	1,480	129,130
Rockwell Automation	973	212,250
Roper Technologies	680	294,066
Southwest Airlines	221	6,827
Stanley Black & Decker	1,020	156,386
Trane Technologies	1,470	164,449
TransDigm Group	320	138,106
Union Pacific	4,280	741,938
United Parcel Service, Cl B	4,620	659,551
Verisk Analytics, Cl A	990	186,823
Waste Connections	1,690	173,005
Waste Management	2,720	298,112

		12,610,466

Information Technology — 12.0%
Accenture, Cl A	1,832	411,797
Adobe *	1,778	790,001
Advanced Micro Devices *	2,020	156,409
Akamai Technologies *	1,545	173,720
Alteryx, Cl A *	264	46,329
Amdocs	1,335	82,904
Amphenol, Cl A	590	62,398
Analog Devices	1,264	145,170
Apple	10,975	4,664,814
Applied Materials	4,033	259,443
Arista Networks *	787	204,439
Atlassian, Cl A *	82	14,485
Autodesk *	1,213	286,790
Automatic Data Processing	890	118,290
Booz Allen Hamilton Holding, Cl A	789	64,509
Broadcom	1,172	371,231
CACI International, Cl A *	677	140,694
CDK Global	624	28,367
CDW	96	11,160
Ceridian HCM Holding *	657	51,437
Check Point Software Technologies *	800	100,280

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Cisco Systems	14,684	$691,616
Citrix Systems	733	104,643
Cognex	1,120	74,894
Cognizant Technology Solutions, Cl A	2,706	184,874
Coupa Software *	210	64,355
Dell Technologies, Cl C *	245	14,658
DocuSign, Cl A *	862	186,907
Dropbox, Cl A *	3,722	84,676
Elastic *	322	30,973
EPAM Systems *	136	39,451
F5 Networks *	535	72,707
Fidelity National Information Services	1,260	184,351
First Solar *	4,540	270,357
Fiserv *	1,200	119,748
Five9 *	1,151	139,064
FleetCor Technologies *	180	46,543
FLIR Systems	1,985	82,695
Fortinet *	903	124,885
Global Payments	598	106,456
GoDaddy, Cl A *	1,043	73,302
Guidewire Software *	279	32,827
Hewlett Packard Enterprise	8,346	82,375
HP	10,100	177,558
HubSpot *	597	140,062
Intel	12,333	588,654
International Business Machines	4,303	529,011
Intuit	581	178,001
IPG Photonics *	500	89,505
Juniper Networks	3,009	76,369
KLA	320	63,946
Lam Research	300	113,148
Leidos Holdings	796	75,747
Marvell Technology Group	1,059	38,622
Mastercard, Cl A	1,890	583,122
Maxim Integrated Products	70	4,766
Microchip Technology	1,139	115,870
Micron Technology *	2,220	111,122

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Microsoft	19,336	$3,964,073
Motorola Solutions	340	47,532
National Instruments	1,041	36,956
NortonLifeLock	1,943	41,677
Nuance Communications *	189	5,169
NVIDIA	1,626	690,383
NXP Semiconductors	1,092	128,343
Okta, Cl A *	702	155,128
ON Semiconductor *	712	14,667
Oracle	9,424	522,561
Palo Alto Networks *	597	152,784
Paychex	778	55,954
Paycom Software *	42	11,944
PayPal Holdings *	2,472	484,685
Proofpoint *	698	80,738
PTC *	669	57,240
QUALCOMM	3,484	367,945
RealPage *	1,003	63,199
RingCentral, Cl A *	382	110,883
salesforce.com *	3,276	638,329
ServiceNow *	1,012	444,470
Shopify, Cl A *	286	292,864
Splunk *	372	78,053
Square, Cl A *	804	104,399
Synopsys *	330	65,743
TE Connectivity	690	61,458
Teradyne	827	73,570
Texas Instruments	3,007	383,543
Trade Desk, Cl A *	220	99,290
Trimble *	1,626	72,373
Twilio, Cl A *	344	95,433
Tyler Technologies *	270	96,458
VeriSign *	230	48,686
ViaSat *	193	7,326
Visa, Cl A	3,736	711,334
VMware, Cl A *	1,630	228,542
Workday, Cl A *	934	168,979

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Xerox Holdings	1,994	$33,200
Xilinx	1,121	120,339
Zebra Technologies, Cl A *	315	88,436
Zendesk *	648	59,065
Zscaler *	793	102,971

		24,949,249

Materials — 0.8%
Air Products and Chemicals	620	177,711
Ball	890	65,531
Corteva	2,140	61,118
Dow	2,309	94,808
DuPont de Nemours	2,080	111,238
Ecolab	750	140,310
Linde	1,520	372,567
LyondellBasell Industries, Cl A	710	44,389
Newmont	2,210	152,932
PPG Industries	650	69,973
Reliance Steel & Aluminum	1,217	119,582
Sherwin-Williams	240	155,501

		1,565,660

Real Estate — 0.8%
American Tower ‡	1,190	311,054
AvalonBay Communities ‡	370	56,655
Boston Properties ‡	400	35,636
Camden Property Trust ‡	112	10,171
Crown Castle International ‡	1,110	185,037
Digital Realty Trust ‡	550	88,297
Equinix ‡	230	180,661
Equity Residential ‡	980	52,557
Essex Property Trust ‡	160	35,318
Extra Space Storage ‡	110	11,367
Prologis ‡	1,620	170,780
Public Storage ‡	410	81,951
Realty Income ‡	840	50,442
SBA Communications, Cl A ‡	280	87,231
Simon Property Group ‡	810	50,504

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Real Estate — continued
Ventas ‡	940	$36,058
Welltower ‡	1,060	56,774
Weyerhaeuser ‡	1,940	53,951

		1,554,444

Utilities — 0.5%
Atlantica Sustainable Infrastructure	9,160	274,525
Avangrid	5,300	263,887
Clearway Energy, Cl C	10,630	260,860
NextEra Energy	940	263,858

		1,063,130

		71,220,649

TOTAL COMMON STOCK (Cost $101,676,628)		118,167,435

CORPORATE OBLIGATIONS — 18.2%

	Face Amount	Value

Communication Services — 2.0%
America Movil Callable 10/22/1948 @ $100 4.375%, 04/22/2049	$200,000	264,842
AT&T
Callable 02/14/1937 @ $100 4.900%, 08/15/2037	91,000	114,230
Callable 01/15/1945 @ $100 4.850%, 07/15/2045	175,000	216,851
Callable 12/15/1943 @ $100 4.800%, 06/15/2044	57,000	71,404
Callable 11/15/1945 @ $100 4.750%, 05/15/2046	153,000	190,624
Callable 11/15/1934 @ $100 4.500%, 05/15/2035	46,000	55,219
AT&T 5.350%, 12/15/2043	44,000	55,915
Baidu
Callable 03/07/2025 @ $100 3.075%, 04/07/2025	200,000	213,530
Bharti Airtel 4.375%, 06/10/2025	200,000	211,766

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Charter Communications Operating
Callable 04/23/2035 @ $100 6.384%, 10/23/2035	$78,000	$107,496
Callable 09/01/2049 @ $100 4.800%, 03/01/2050	51,000	61,799
Callable 10/01/2050 @ $100 3.700%, 04/01/2051	48,000	50,361
Comcast
Callable 04/15/2038 @ $100 4.600%, 10/15/2038	143,000	193,439
Callable 05/01/2047 @ $100 3.969%, 11/01/2047	67,000	85,797
Callable 09/01/2037 @ $100 3.900%, 03/01/2038	17,000	21,280
Callable 10/01/2039 @ $100 3.750%, 04/01/2040	36,000	44,871
Callable 01/15/2036 @ $100 3.200%, 07/15/2036	8,000	9,320
Corning
Callable 05/15/2079 @ $100 5.450%, 11/15/2079	163,000	211,806
Discovery Communications 4.950%, 05/15/2042	60,000	72,466
Globo Comunicacao e Participacoes 4.875%, 01/22/2030(B)	200,000	197,500
Omnicom Group
Callable 03/01/2030 @ $100 4.200%, 06/01/2030	13,000	15,459
Telecom Italia Capital 7.721%, 06/04/2038	43,000	59,704
Telefonica Emisiones 4.665%, 03/06/2038	150,000	183,692
Time Warner Cable 6.550%, 05/01/2037	40,000	55,363
T-Mobile USA
Callable 10/15/2039 @ $100 4.375%, 04/15/2040(B)	24,000	29,302
Callable 01/15/2030 @ $100 3.875%, 04/15/2030(B)	89,000	101,927
Turkcell Iletisim Hizmetleri
Callable 01/11/2028 @ $100 5.800%, 04/11/2028	200,000	195,344
Verizon Communications 5.250%, 03/16/2037	292,000	412,009
4.272%, 01/15/2036	27,000	34,676
Verizon Communications
Callable 05/01/2034 @ $100 4.400%, 11/01/2034	55,000	70,870

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 12/22/2029 @ $100 3.150%, 03/22/2030	$42,000	$48,211
ViacomCBS
Callable 03/01/2043 @ $100 5.850%, 09/01/2043	80,000	102,957
Callable 10/15/2030 @ $100 4.950%, 01/15/2031	19,000	22,857
Callable 11/19/2049 @ $100 4.950%, 05/19/2050	48,000	57,890
ViacomCBS 4.375%, 03/15/2043	44,000	48,506
Vodafone Group 5.250%, 05/30/2048	80,000	109,381
4.875%, 06/19/2049	26,000	33,935
Walt Disney
Callable 11/13/2059 @ $100 3.800%, 05/13/2060	19,000	23,263
Callable 11/13/2039 @ $100 3.500%, 05/13/2040	70,000	80,439

		4,136,301

Consumer Discretionary — 0.4%
Amazon.com
Callable 06/05/1934 @ $100 4.800%, 12/05/2034	29,000	40,964
AutoNation
Callable 03/01/2030 @ $100 4.750%, 06/01/2030	22,000	25,490
Ford Foundation
Callable 12/01/2069 @ $100 2.815%, 06/01/2070	45,000	49,625
General Motors Financial
Callable 03/21/2030 @ $100 3.600%, 06/21/2030	53,000	54,464
Home Depot
Callable 09/15/2044 @ $100 4.400%, 03/15/2045	47,000	63,763
Callable 10/15/2049 @ $100 3.350%, 04/15/2050	109,000	133,619
Lowe’s
Callable 11/03/2046 @ $100 4.050%, 05/03/2047	91,000	114,131
McDonald’s MTN
Callable 09/01/2046 @ $100 4.450%, 03/01/2047	31,000	40,649
Callable 10/01/2049 @ $100 4.200%, 04/01/2050	31,000	39,607
Callable 03/01/2049 @ $100 3.625%, 09/01/2049	32,000	37,965

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Ross Stores
Callable 10/15/2049 @ $100 5.450%, 04/15/2050	$56,000	$75,701
Target 3.625%, 04/15/2046	59,000	76,856

		752,834

Consumer Staples — 1.0%
Anheuser-Busch
Callable 08/01/1945 @ $100 4.900%, 02/01/2046	435,000	555,624
Anheuser-Busch InBev Worldwide
Callable 10/15/1947 @ $100 4.600%, 04/15/2048	80,000	99,008
Campbell Soup
Callable 10/24/2049 @ $100 3.125%, 04/24/2050	26,000	28,732
Coca-Cola 2.600%, 06/01/2050	58,000	62,112
Conagra Brands
Callable 05/01/2048 @ $100 5.400%, 11/01/2048	104,000	151,001
Constellation Brands
Callable 11/01/2049 @ $100 3.750%, 05/01/2050	38,000	44,849
JBS Investments GmbH
Callable 08/10/2020 @ $101 6.250%, 02/05/2023	200,000	202,100
Keurig Dr Pepper
Callable 11/25/2037 @ $100 4.985%, 05/25/2038	30,000	40,513
Callable 05/15/2045 @ $100 4.500%, 11/15/2045	98,000	132,048
Callable 11/01/2049 @ $100 3.800%, 05/01/2050	76,000	93,999
Kimberly-Clark
Callable 01/30/2046 @ $100 3.200%, 07/30/2046	39,000	47,441
Mars
Callable 10/01/2038 @ $100 3.875%, 04/01/2039(B)	63,000	78,558
Callable 01/16/2040 @ $100 2.375%, 07/16/2040(B)	66,000	68,056
PepsiCo
Callable 04/15/2049 @ $100 2.875%, 10/15/2049	190,000	219,896
Smithfield Foods
Callable 01/01/2029 @ $100 5.200%, 04/01/2029(B)	25,000	27,866

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Sysco
Callable 10/01/2049 @ $100 6.600%, 04/01/2050	$72,000	$104,310
Walgreens Boots Alliance
Callable 10/15/2049 @ $100 4.100%, 04/15/2050	81,000	84,320

		2,040,433

Energy — 2.8%
Apache
Callable 03/01/2040 @ $100 5.100%, 09/01/2040	115,000	111,550
Baker Hughes
Callable 02/01/2030 @ $100 4.486%, 05/01/2030	21,000	24,977
BP Capital Markets
Callable 03/22/2030 @ $100 4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.398%,	68,000	72,930
BP Capital Markets America
Callable 08/24/2049 @ $100 3.000%, 02/24/2050	199,000	214,371
Cheniere Corpus Christi Holdings
Callable 05/18/2029 @ $100 3.700%, 11/15/2029(B)	92,000	97,273
CNPC HK Overseas Capital 5.950%, 04/28/2041	200,000	299,291
Colonial Enterprises
Callable 02/15/2030 @ $100 3.250%, 05/15/2030(B)	21,000	23,246
Diamondback Energy
Callable 09/01/2029 @ $100 3.500%, 12/01/2029	64,000	64,092
Ecopetrol 5.875%, 05/28/2045	40,000	45,756
Enbridge
Callable 07/15/2027 @ $100 5.500%, VAR ICE LIBOR USD 3 Month+3.418%, 07/15/2077	74,000	69,560
Energy Transfer Operating
Callable 06/15/2045 @ $100 6.125%, 12/15/2045	31,000	32,603
Callable 12/01/2040 @ $100 6.050%, 06/01/2041	29,000	30,781
Callable 08/01/2042 @ $100 5.150%, 02/01/2043	29,000	27,663

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Enterprise Products Operating
Callable 08/16/2027 @ $100 5.250%, VAR ICE LIBOR USD 3 Month+3.033%, 08/16/2077	$30,000	$28,125
Callable 08/16/2022 @ $100 4.875%, VAR ICE LIBOR USD 3 Month+2.986%, 08/16/2077	42,000	37,275
Callable 09/15/2043 @ $100 4.850%, 03/15/2044	13,000	15,615
Callable 08/15/2047 @ $100 4.250%, 02/15/2048	48,000	54,877
Callable 08/15/2051 @ $100 3.200%, 02/15/2052	61,000	60,590
EOG Resources
Callable 10/15/2049 @ $100 4.950%, 04/15/2050	93,000	127,232
Equinor
Callable 05/18/2049 @ $100 3.250%, 11/18/2049	89,000	102,072
Callable 02/22/2030 @ $100 2.375%, 05/22/2030	48,000	51,575
Halliburton
Callable 12/01/2029 @ $100 2.920%, 03/01/2030	54,000	54,280
Hess 7.125%, 03/15/2033	75,000	90,040
6.000%, 01/15/2040	15,000	17,244
Indika Energy Capital III Pte
Callable 11/09/2021 @ $103 5.875%, 11/09/2024	200,000	183,950
Kinder Morgan
Callable 02/01/2050 @ $100 3.250%, 08/01/2050	59,000	58,055
Korea National Oil 3.250%, 10/01/2025	200,000	222,400
Kosmos Energy
Callable 04/04/2022 @ $104 7.125%, 04/04/2026	200,000	178,064
Marathon Oil 6.600%, 10/01/2037	109,000	114,304
Marathon Petroleum
Callable 10/01/2047 @ $100 4.500%, 04/01/2048	59,000	66,073
Nexen 5.875%, 03/10/2035	200,000	288,611
Noble Energy
Callable 05/15/2043 @ $100 5.250%, 11/15/2043	141,000	191,407

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 02/15/2047 @ $100 4.950%, 08/15/2047	$33,000	$44,901
ONEOK
Callable 07/15/2050 @ $100 7.150%, 01/15/2051	23,000	28,485
Callable 12/15/2029 @ $100 3.100%, 03/15/2030	55,000	51,764
Pertamina Persero MTN
Callable 05/25/2030 @ $100 3.100%, 08/27/2030	200,000	206,500
Pertamina Persero MTN 6.450%, 05/30/2044	200,000	275,602
Petrobras Global Finance BV 5.750%, 02/01/2029	200,000	216,060
Petronas Capital MTN
Callable 10/21/2049 @ $100 4.550%, 04/21/2050(B)	200,000	273,889
Phillips 66
Callable 09/15/2030 @ $100 2.150%, 12/15/2030	53,000	52,529
PTTEP Treasury Center MTN 3.903%, 12/06/2059	200,000	230,383
ReNew Power Synthetic
Callable 03/12/2021 @ $105 6.670%, 03/12/2024	200,000	206,970
Sabine Pass Liquefaction
Callable 11/15/2029 @ $100 4.500%, 05/15/2030(B)	38,000	43,836
Saudi Arabian Oil MTN 3.500%, 04/16/2029	200,000	223,428
Shell International Finance BV 4.000%, 05/10/2046	165,000	205,965
3.625%, 08/21/2042	11,000	12,796
Sinopec Group Overseas Development 2017 4.250%, 04/12/2047	220,000	287,055
Suncor Energy 5.950%, 05/15/2035	27,000	33,570
Sunoco Logistics Partners Operations
Callable 11/15/2044 @ $100 5.350%, 05/15/2045	37,000	36,308
Total Capital International
Callable 01/12/2049 @ $100 3.461%, 07/12/2049	52,000	62,285
Williams
Callable 12/24/2043 @ $100 5.750%, 06/24/2044	42,000	50,916

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 09/04/2043 @ $100 5.400%, 03/04/2044	$107,000	$127,972

		5,727,096

Financials — 5.1%
American International Group
Callable 07/15/1954 @ $100 4.375%, 01/15/2055	90,000	111,380
Assurant 6.750%, 02/15/2034	3,000	3,647
Athene Holding
Callable 01/03/2030 @ $100 6.150%, 04/03/2030	40,000	47,750
Banco de Credito e Inversiones 3.500%, 10/12/2027	200,000	213,758
Banco General
Callable 05/07/2027 @ $100 4.125%, 08/07/2027	200,000	217,002
Bank of America MTN
Callable 03/20/2050 @ $100 4.083%, 03/20/2051(C)	213,000	276,641
Callable 04/24/2027 @ $100 3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	29,000	33,176
BankUnited
Callable 03/11/2030 @ $100 5.125%, 06/11/2030	123,000	131,652
Beijing State-Owned Assets Management Hong Kong 4.125%, 05/26/2025	200,000	217,832
Berkshire Hathaway Finance
Callable 07/15/2048 @ $100 4.250%, 01/15/2049	149,000	205,640
BOC Aviation MTN
Callable 03/29/2025 @ $100 3.250%, 04/29/2025	200,000	210,384
Brighthouse Financial
Callable 12/22/2046 @ $100 4.700%, 06/22/2047	128,000	125,793
China Huadian Overseas Development Management 4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.782%,	200,000	207,996
CIMB Bank MTN 3.263%, 03/15/2022	250,000	256,938
Citigroup 6.000%, 10/31/2033	69,000	94,350
4.750%, 05/18/2046	35,000	46,843

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Citigroup
Callable 06/23/2048 @ $100 4.650%, 07/23/2048	$175,000	$245,972
CMT Pte MTN 3.609%, 04/04/2029	200,000	214,728
Dai-ichi Life Insurance
Callable 07/24/2026 @ $100 4.000%, VAR ICE LIBOR USD 3 Month+3.660%,	200,000	216,500
Enstar Group
Callable 03/01/2029 @ $100 4.950%, 06/01/2029	50,000	54,988
First Abu Dhabi Bank PJSC MTN 3.000%, 03/30/2022	200,000	206,220
Goldman Sachs Group 6.750%, 10/01/2037	77,000	115,670
Goldman Sachs Group
Callable 04/23/2038 @ $100 4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	180,000	230,119
Callable 10/31/2037 @ $100 4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	74,000	90,140
Grupo Aval
Callable 11/04/2029 @ $100 4.375%, 02/04/2030	200,000	191,700
Guardian Life Insurance
Callable 07/22/2069 @ $100 3.700%, 01/22/2070(B)	19,000	21,611
HSBC Holdings
Callable 06/04/2030 @ $100 2.848%, VAR United States Secured Overnight Financing Rate+2.387%, 06/04/2031	200,000	210,154
HSBC Holdings 2.020%, VAR ICE LIBOR USD 3 Month+1.660%, 05/25/2021	273,000	276,175
Huarong Finance II MTN 5.000%, 11/19/2025	200,000	224,396
Inter-American Development Bank 4.375%, 01/24/2044	67,000	107,293
JPMorgan Chase
Callable 04/30/2024 @ $100 6.125%, VAR ICE LIBOR USD 3 Month+3.330%,	47,000	49,756
Callable 03/24/2030 @ $100 4.493%, VAR United States Secured Overnight Financing Rate+3.790%, 03/24/2031	11,000	13,620
Callable 07/24/2037 @ $100 3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	98,000	122,123

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 04/22/2040 @ $100 3.109%, VAR United States Secured Overnight Financing Rate+2.460%, 04/22/2041	$147,000	$166,687
Callable 04/22/2050 @ $100 3.109%, 04/22/2051(C)	92,000	104,318
Callable 05/13/2030 @ $100 2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031	21,000	22,873
Liberty Mutual Group
Callable 11/15/2059 @ $100 3.950%, 05/15/2060(B)	17,000	19,969
Manulife Financial
Callable 02/24/2027 @ $100 4.061%, VAR USD ICE Swap 11:00 NY 5 Yr+1.647%, 02/24/2032	59,000	62,982
Mitsubishi UFJ Financial Group 3.195%, 07/18/2029	200,000	223,885
2.193%, 02/25/2025	200,000	210,530
Mitsui Sumitomo Insurance
Callable 03/06/2029 @ $100 4.950%, VAR USD Swap Semi 30/360 5 Yr Curr+3.256%,	300,000	354,150
Mizuho Financial Group
Callable 09/13/2029 @ $100 2.869%, VAR ICE LIBOR USD 3 Month+1.310%, 09/13/2030	250,000	271,457
Callable 07/16/2022 @ $100 2.721%, VAR ICE LIBOR USD 3 Month+0.840%, 07/16/2023	200,000	207,501
Morgan Stanley MTN
Callable 07/22/2037 @ $100 3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	97,000	121,007
Callable 04/01/2030 @ $100 3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	29,000	33,929
New York Life Insurance
Callable 11/15/2068 @ $100 4.450%, 05/15/2069(B)	91,000	121,132
Callable 11/15/2049 @ $100 3.750%, 05/15/2050(B)	38,000	46,203
Nippon Life Insurance
Callable 01/23/2030 @ $100 3.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.612%, 01/23/2050	250,000	266,250
NongHyup Bank MTN 1.250%, 07/20/2025(B)	200,000	200,842

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Northwestern Mutual Life Insurance
Callable 03/30/2059 @ $100 3.625%, 09/30/2059(B)	$108,000	$129,211
Progressive
Callable 09/15/2047 @ $100 4.200%, 03/15/2048	127,000	176,624
Callable 09/26/2049 @ $100 3.950%, 03/26/2050	18,000	24,577
Prudential Financial
Callable 09/15/2028 @ $100 5.700%, VAR ICE LIBOR USD 3 Month+2.665%, 09/15/2048	25,000	29,500
Callable 06/15/2023 @ $100 5.625%, VAR ICE LIBOR USD 3 Month+3.920%, 06/15/2043	34,000	36,820
Callable 09/10/2039 @ $100 3.000%, 03/10/2040	36,000	40,319
Prudential Financial MTN 5.700%, 12/14/2036	121,000	175,121
PTT Treasury Center MTN
Callable 01/16/2070 @ $100 3.700%, 07/16/2070(B)	200,000	222,107
Sumitomo Mitsui Financial Group 3.040%, 07/16/2029	200,000	220,880
2.348%, 01/15/2025	200,000	212,204
Sun Hung Kai Properties Capital Market MTN 3.750%, 02/25/2029	200,000	227,608
Teachers Insurance & Annuity Association of America
Callable 11/15/2046 @ $100 4.270%, 05/15/2047(B)	116,000	147,406
Truist Bank
Callable 12/11/2029 @ $100 2.250%, 03/11/2030	250,000	263,367
UniCredit MTN
Callable 06/30/2030 @ $100 5.459%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.750%, 06/30/2035(B)	200,000	206,549
United Overseas Bank MTN
Callable 09/16/2021 @ $100 3.500%, VAR USD Swap Semi 30/360 5 Yr Curr+2.236%, 09/16/2026	200,000	204,036
Voya Financial
Callable 01/23/2028 @ $100 4.700%, VAR ICE LIBOR USD 3 Month+2.084%, 01/23/2048	42,000	41,790

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Wells Fargo
Callable 04/04/2050 @ $100 5.013%, 04/04/2051(C)	$197,000	$281,550
Callable 04/30/2040 @ $100 3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	160,000	174,769
Willis North America
Callable 03/15/2048 @ $100 5.050%, 09/15/2048	35,000	49,066
Callable 03/15/2049 @ $100 3.875%, 09/15/2049	75,000	91,793
Zions Bancorp
Callable 07/29/2029 @ $100 3.250%, 10/29/2029	250,000	250,349

		10,631,308

Health Care — 1.1%
AbbVie
Callable 11/14/1934 @ $100 4.500%, 05/14/2035	37,000	46,544
Callable 05/21/1949 @ $100 4.250%, 11/21/2049(B)	125,000	159,021
Callable 05/21/1939 @ $100 4.050%, 11/21/2039(B)	97,000	119,352
Amgen
Callable 05/15/1941 @ $100 5.150%, 11/15/2041	43,000	61,129
Callable 08/21/1949 @ $100 3.375%, 02/21/2050	43,000	50,431
Callable 08/21/1939 @ $100 3.150%, 02/21/2040	138,000	155,825
Becton Dickinson and
Callable 06/15/2044 @ $100 4.685%, 12/15/2044	46,000	60,863
Biogen
Callable 11/01/2049 @ $100 3.150%, 05/01/2050	32,000	33,759
Bristol-Myers Squibb
Callable 11/15/2043 @ $100 4.625%, 05/15/2044	19,000	26,939
Callable 04/26/2049 @ $100 4.250%, 10/26/2049	125,000	179,200
Cardinal Health
Callable 03/15/2045 @ $100 4.900%, 09/15/2045	65,000	80,802
Cardinal Health 4.600%, 03/15/2043	14,000	16,223

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Cigna
Callable 06/15/2048 @ $100 4.900%, 12/15/2048	$61,000	$85,948
CVS Health
Callable 09/25/2047 @ $100 5.050%, 03/25/2048	114,000	157,034
Callable 09/25/2037 @ $100 4.780%, 03/25/2038	35,000	44,967
Callable 10/01/2049 @ $100 4.250%, 04/01/2050	27,000	34,323
Callable 10/01/2039 @ $100 4.125%, 04/01/2040	18,000	21,931
DENTSPLY SIRONA
Callable 03/01/2030 @ $100 3.250%, 06/01/2030	33,000	36,106
DH Europe Finance II Sarl
Callable 05/15/2039 @ $100 3.250%, 11/15/2039	151,000	176,123
Humana
Callable 01/01/2030 @ $100 4.875%, 04/01/2030	90,000	112,831
Laboratory Corp of America Holdings
Callable 08/01/2044 @ $100 4.700%, 02/01/2045	59,000	78,254
Merck
Callable 12/24/2049 @ $100 2.450%, 06/24/2050	67,000	72,182
Mylan
Callable 10/15/2047 @ $100 5.200%, 04/15/2048	59,000	77,225
Pfizer
Callable 01/01/2030 @ $100 2.625%, 04/01/2030	11,000	12,441
Teva Pharmaceutical Finance Netherlands III BV
Callable 01/15/2024 @ $100 6.000%, 04/15/2024	200,000	211,500
UnitedHealth Group
Callable 12/15/2047 @ $100 4.250%, 06/15/2048	91,000	124,318
Callable 11/15/2059 @ $100 3.125%, 05/15/2060	34,000	39,871
Upjohn
Callable 12/22/2049 @ $100 4.000%, 06/22/2050(B)	35,000	39,854
Wyeth 5.950%, 04/01/2037	17,000	26,291

		2,341,287

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Industrials — 1.5%
Burlington Northern Santa Fe
Callable 09/15/2042 @ $100 4.450%, 03/15/2043	$149,000	$201,312
Callable 12/15/2047 @ $100 4.050%, 06/15/2048	30,000	39,770
Canadian Pacific Railway
Callable 03/15/2115 @ $100 6.125%, 09/15/2115	28,000	47,380
Carrier Global
Callable 10/05/2049 @ $100 3.577%, 04/05/2050(B)	34,000	37,510
Callable 10/05/2039 @ $100 3.377%, 04/05/2040(B)	108,000	116,696
Callable 11/15/2029 @ $100 2.722%, 02/15/2030(B)	32,000	33,818
Caterpillar
Callable 03/19/2049 @ $100 3.250%, 09/19/2049	54,000	64,726
China Minmetals
Callable 11/13/2022 @ $100 3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%,	400,000	408,123
Deere
Callable 10/15/2049 @ $100 3.750%, 04/15/2050	116,000	151,097
GE Capital Funding
Callable 02/15/2030 @ $100 4.400%, 05/15/2030(B)	57,000	60,081
GE Capital International Funding Unlimited Co 4.418%, 11/15/2035	200,000	206,509
General Electric
Callable 11/01/2049 @ $100 4.350%, 05/01/2050	43,000	44,597
Huntington Ingalls Industries
Callable 02/01/2030 @ $100 4.200%, 05/01/2030(B)	46,000	53,974
Kansas City Southern
Callable 11/01/2047 @ $100 4.700%, 05/01/2048	56,000	76,586
Callable 11/01/2049 @ $100 3.500%, 05/01/2050	74,000	87,282
Callable 08/15/2029 @ $100 2.875%, 11/15/2029	25,000	27,422
Norfolk Southern
Callable 11/15/2048 @ $100 4.100%, 05/15/2049	91,000	118,537

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Owens Corning
Callable 01/15/2047 @ $100 4.300%, 07/15/2047	$86,000	$93,536
Parker-Hannifin
Callable 12/14/2048 @ $100 4.000%, 06/14/2049	91,000	114,021
Penske Truck Leasing Lp
Callable 08/01/2029 @ $100 3.350%, 11/01/2029(B)	86,000	89,334
PSA Treasury Pte MTN
Callable 06/05/2029 @ $100 2.125%, 09/05/2029	600,000	623,953
Siemens Financieringsmaatschappij 3.300%, 09/15/2046(B)	250,000	309,222
Stanley Black & Decker 5.200%, 09/01/2040	19,000	26,545
Stanley Black & Decker
Callable 05/15/2048 @ $100 4.850%, 11/15/2048	38,000	54,752
Trane Technologies Luxembourg Finance
Callable 09/21/2048 @ $100 4.500%, 03/21/2049	89,000	114,557

		3,201,340

Information Technology — 0.8%
Apple
Callable 11/11/2049 @ $100 2.650%, 05/11/2050	49,000	54,072
Broadcom
Callable 01/15/2030 @ $100 5.000%, 04/15/2030(B)	27,000	32,091
Callable 08/15/2030 @ $100 4.150%, 11/15/2030(B)	43,000	48,298
Dell International
Callable 01/15/2036 @ $100 8.100%, 07/15/2036(B)	72,000	97,719
Callable 04/15/2030 @ $100 6.200%, 07/15/2030(B)	27,000	32,957
Deutsche Telekom
Callable 07/21/2049 @ $100 3.625%, 01/21/2050(B)	150,000	177,164
Fiserv
Callable 01/01/2049 @ $100 4.400%, 07/01/2049	24,000	32,223
Hewlett Packard Enterprise
Callable 04/15/2035 @ $100 6.200%, 10/15/2035	6,000	7,582

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Intel
Callable 05/15/2049 @ $100 3.250%, 11/15/2049	$108,000	$128,379
Leidos
Callable 02/15/2030 @ $100 4.375%, 05/15/2030(B)	53,000	61,970
Mastercard
Callable 09/26/2049 @ $100 3.850%, 03/26/2050	21,000	27,982
Callable 05/21/2046 @ $100 3.800%, 11/21/2046	147,000	190,757
Microsoft
Callable 02/08/2056 @ $100 3.950%, 08/08/2056	162,000	226,917
Callable 12/01/2059 @ $100 2.675%, 06/01/2060	34,000	37,559
NVIDIA
Callable 10/01/2059 @ $100 3.700%, 04/01/2060	55,000	68,587
NXP BV
Callable 02/01/2030 @ $100 3.400%, 05/01/2030(B)	22,000	24,278
Oracle
Callable 05/15/2047 @ $100 4.000%, 11/15/2047	59,000	74,332
Callable 01/15/2036 @ $100 3.850%, 07/15/2036	94,000	115,773
Trimble
Callable 03/15/2028 @ $100 4.900%, 06/15/2028	88,000	103,508
VMware
Callable 02/15/2030 @ $100 4.700%, 05/15/2030	53,000	62,198

		1,604,346

Materials — 0.9%
Albemarle Wodgina Pty
Callable 08/15/2029 @ $100 3.450%, 11/15/2029	31,000	30,664
Avery Dennison
Callable 02/01/2030 @ $100 2.650%, 04/30/2030	27,000	28,695
Bemis
Callable 03/19/2030 @ $100 2.630%, 06/19/2030	24,000	25,481
Braskem Netherlands Finance BV 4.500%, 01/31/2030(B)	200,000	185,250

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Chinalco Capital Holdings 4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788%,	$200,000	$201,156
CNAC HK Finbridge 3.375%, 06/19/2024	200,000	210,796
Domtar
Callable 08/15/2043 @ $100 6.750%, 02/15/2044	168,000	191,639
Georgia-Pacific
Callable 01/30/2030 @ $100 2.300%, 04/30/2030(B)	59,000	63,780
Huntsman International
Callable 02/01/2029 @ $100 4.500%, 05/01/2029	66,000	72,134
Nucor
Callable 03/01/2030 @ $100 2.700%, 06/01/2030	18,000	19,516
Nutrien
Callable 11/13/2049 @ $100 3.950%, 05/13/2050	53,000	63,315
Reliance Steel & Aluminum
Callable 05/15/2030 @ $100 2.150%, 08/15/2030	24,000	24,115
Sonoco Products
Callable 02/01/2030 @ $100 3.125%, 05/01/2030	48,000	52,832
Southern Copper 3.875%, 04/23/2025	50,000	55,485
Steel Dynamics
Callable 01/15/2030 @ $100 3.450%, 04/15/2030	69,000	77,384
Callable 10/15/2030 @ $100 3.250%, 01/15/2031	18,000	19,666
Teck Resources 6.125%, 10/01/2035	36,000	42,125
Teck Resources
Callable 01/15/2041 @ $100 6.250%, 07/15/2041	26,000	29,110
Callable 04/15/2030 @ $100 3.900%, 07/15/2030(B)	37,000	38,276
Usiminas International Sarl
Callable 07/18/2023 @ $103 5.875%, 07/18/2026	200,000	199,100
Vulcan Materials
Callable 03/01/2030 @ $100 3.500%, 06/01/2030	33,000	37,053

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Westlake Chemical
Callable 03/15/2030 @ $100 3.375%, 06/15/2030	$92,000	$97,648
Yara International
Callable 03/04/2030 @ $100 3.148%, 06/04/2030(B)	24,000	25,922

		1,791,142

Real Estate — 0.3%
Alexandria Real Estate Equities
Callable 11/01/1932 @ $100 1.875%, 02/01/2033	45,000	45,173
American Tower
Callable 12/15/1949 @ $100 3.100%, 06/15/2050	49,000	53,982
Brixmor Operating Partnership
Callable 04/01/2030 @ $100 4.050%, 07/01/2030	29,000	30,530
Country Garden Holdings
Callable 04/08/2023 @ $104 7.250%, 04/08/2026	200,000	220,257
Crown Castle International
Callable 08/15/2048 @ $100 5.200%, 02/15/2049	59,000	83,093
Prologis
Callable 10/15/2049 @ $100 3.000%, 04/15/2050	57,000	65,658
Simon Property Group
Callable 01/15/2050 @ $100 3.800%, 07/15/2050	127,000	138,512
Callable 03/13/2049 @ $100 3.250%, 09/13/2049	82,000	81,928

		719,133

Utilities — 2.3%
AEP Texas
Callable 11/01/1948 @ $100 4.150%, 05/01/2049	43,000	54,398
AEP Transmission
Callable 12/15/1948 @ $100 3.800%, 06/15/2049	54,000	68,725
American Water Capital
Callable 11/01/1949 @ $100 3.450%, 05/01/2050	15,000	18,532
Brooklyn Union Gas
Callable 09/04/2048 @ $100 4.487%, 03/04/2049(B)	7,000	9,503

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CenterPoint Energy Houston Electric
Callable 08/01/2048 @ $100 4.250%, 02/01/2049	$38,000	$52,463
Cleveland Electric Illuminating 5.950%, 12/15/2036	25,000	33,365
Cometa Energia
Callable 01/24/2035 @ $100 6.375%, 04/24/2035	190,000	200,355
Consolidated Edison of New York
Callable 10/01/2049 @ $100 3.950%, 04/01/2050	30,000	38,615
Dominion Energy 5.250%, 08/01/2033	23,000	29,321
Dominion Energy South Carolina
Callable 12/01/2064 @ $100 5.100%, 06/01/2065	14,000	22,504
DTE Electric
Callable 11/15/2047 @ $100 4.050%, 05/15/2048	22,000	29,463
Callable 09/01/2048 @ $100 3.950%, 03/01/2049	94,000	124,674
Callable 09/01/2049 @ $100 2.950%, 03/01/2050	54,000	61,546
Duke Energy Carolinas
Callable 12/01/2044 @ $100 3.750%, 06/01/2045	108,000	136,771
Duke Energy Indiana
Callable 04/01/2049 @ $100 3.250%, 10/01/2049	91,000	109,821
East Ohio Gas
Callable 12/15/2049 @ $100 3.000%, 06/15/2050(B)	22,000	24,328
Electricite de France
Callable 03/21/2048 @ $100 5.000%, 09/21/2048(B)	200,000	269,339
Emera US Finance
Callable 12/15/2045 @ $100 4.750%, 06/15/2046	53,000	68,847
Energuate Trust
Callable 05/03/2022 @ $103 5.875%, 05/03/2027	200,000	202,002
Entergy Texas
Callable 09/30/2038 @ $100 4.500%, 03/30/2039	110,000	138,116
Essential Utilities
Callable 10/15/2049 @ $100 3.351%, 04/15/2050	34,000	39,777

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Evergy Kansas Central
Callable 10/15/2049 @ $100 3.450%, 04/15/2050	$75,000	$91,663
Exelon
Callable 10/15/2049 @ $100 4.700%, 04/15/2050	41,000	56,672
FirstEnergy 7.375%, 11/15/2031	72,000	103,341
Georgia Power 4.300%, 03/15/2042	52,000	64,435
Interstate Power & Light
Callable 03/30/2049 @ $100 3.500%, 09/30/2049	39,000	46,713
Kentucky Utilities
Callable 12/01/2049 @ $100 3.300%, 06/01/2050	27,000	31,871
Korea East-West Power 1.750%, 05/06/2025(B)	200,000	207,319
Korea Electric Power MTN 2.500%, 06/24/2024	280,000	297,126
NiSource
Callable 08/01/2044 @ $100 5.650%, 02/01/2045	51,000	74,718
Callable 09/30/2047 @ $100 3.950%, 03/30/2048	56,000	69,667
Oklahoma Gas & Electric
Callable 02/15/2047 @ $100 3.850%, 08/15/2047	4,000	4,707
OmGrid Funding 5.196%, 05/16/2027	200,000	188,477
ONE Gas
Callable 05/01/2048 @ $100 4.500%, 11/01/2048	89,000	120,281
Orazul Energy Egenor SCA
Callable 04/28/2022 @ $103 5.625%, 04/28/2027	200,000	201,252
Pacific Gas and Electric
Callable 06/01/2047 @ $100 3.950%, 12/01/2047(D)	200,000	214,930
PacifiCorp
Callable 08/15/2049 @ $100 4.150%, 02/15/2050	90,000	121,962
Callable 09/15/2050 @ $100 3.300%, 03/15/2051	43,000	52,854
PECO Energy
Callable 03/15/2049 @ $100 3.000%, 09/15/2049	43,000	50,123

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Public Service Co of Colorado
Callable 07/15/2050 @ $100 2.700%, 01/15/2051	$92,000	$102,007
Public Service Electric & Gas MTN
Callable 02/01/2049 @ $100 3.200%, 08/01/2049	43,000	51,841
Public Service of Colorado
Callable 12/15/2047 @ $100 4.100%, 06/15/2048	30,000	40,466
Puget Sound Energy
Callable 12/15/2047 @ $100 4.223%, 06/15/2048	89,000	121,864
Southern California Edison
Callable 08/01/2049 @ $100 3.650%, 02/01/2050	83,000	96,295
SP PowerAssets MTN 3.000%, 09/26/2027	200,000	220,842
State Grid Overseas Investment 2016 MTN 4.250%, 05/02/2028	200,000	237,260
Termocandelaria Power
Callable 01/30/2023 @ $104 7.875%, 01/30/2029	200,000	210,252

		4,811,403

TOTAL CORPORATE OBLIGATIONS (Cost $34,483,801)		37,756,623

ASSET-BACKED SECURITIES — 7.7%

Other Asset-Backed Securities — 7.7%
Bain Capital Credit CLO, Ser 2020-2A, Cl C
Callable 07/19/2021 @ $100 3.411%, VAR ICE LIBOR USD 3 Month+3.050%, 07/19/2031 (B)	300,000	294,007
Bain Capital Credit CLO, Ser 2020-2A, Cl D
Callable 07/19/2021 @ $100 5.171%, VAR ICE LIBOR USD 3 Month+4.810%, 07/19/2031 (B)	250,000	236,816
Benefit Street Partners CLO XX, Ser 2020-20A, Cl C
Callable 07/15/2021 @ $100 2.748%, VAR ICE LIBOR USD 3 Month+2.600%, 07/15/2031 (B)	1,000,000	999,981

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Benefit Street Partners CLO XX, Ser 2020-20A, Cl D
Callable 07/15/2021 @ $100 4.398%, VAR ICE LIBOR USD 3 Month+4.250%, 07/15/2031 (B)	$1,000,000	$997,037
Benefit Street Partners CLO XXI, Ser 2020-21A, Cl D 0.000%, VAR ICE LIBOR USD 3 Month+4.350%, 07/15/2031 (B)	1,000,000	1,000,000
CIFC Funding, Ser 2019-4A, Cl CR
Callable 10/20/2020 @ $100 4.272%, VAR ICE LIBOR USD 3 Month+4.000%, 10/20/2027 (B)	500,000	484,827
CIFC Funding, Ser 2020-1A, Cl C 2.642%, VAR ICE LIBOR USD 3 Month+2.400%, 07/15/2032 (B)	1,000,000	970,650
CIFC Funding, Ser 2020-1A, Cl D 4.242%, VAR ICE LIBOR USD 3 Month+4.000%, 07/15/2032 (B)	500,000	502,500
Dryden 57 CLO, Ser 2018-57A, Cl C
Callable 08/15/2020 @ $100 2.092%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (B)	608,000	570,302
Elmwood CLO V, Ser 2020-2A, Cl C
Callable 07/24/2021 @ $100 0.000%, VAR ICE LIBOR USD 3 Month+2.750%, 07/24/2031 (B)	1,250,000	1,246,769
Greenwood Park CLO, Ser 2018-1A, Cl C
Callable 10/15/2020 @ $100 1.975%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2031 (B)	250,000	234,513
Hayfin Kingsland VIII, Ser 2018-8A, Cl C
Callable 10/20/2020 @ $100 2.172%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (B)	750,000	705,702
Kayne CLO 8, Ser 2020-8A, Cl C
Callable 10/15/2021 @ $100 3.045%, VAR ICE LIBOR USD 3 Month+2.800%, 07/15/2031 (B)	600,000	600,000
Madison Park Funding XLV, Ser 2020-45A, Cl C
Callable 07/15/2021 @ $100 2.968%, VAR ICE LIBOR USD 3 Month+2.700%, 07/15/2031 (B)	1,000,000	997,500
Madison Park Funding XLV, Ser 2020-45A, Cl D
Callable 07/15/2021 @ $100 4.268%, VAR ICE LIBOR USD 3 Month+4.000%, 07/15/2031 (B)	500,000	489,946

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Madison Park Funding, Ser 2018-30A, Cl C
Callable 10/15/2020 @ $100 1.975%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2029 (B)	$575,000	$547,804
Mariner CLO, Ser 2018-5A, Cl C
Callable 10/25/2020 @ $100 2.045%, VAR ICE LIBOR USD 3 Month+1.800%, 04/25/2031 (B)	415,000	394,471
Mariner CLO, Ser 2018-6A, Cl C
Callable 10/28/2020 @ $100 2.197%, VAR ICE LIBOR USD 3 Month+1.950%, 07/28/2031 (B)	1,125,000	1,077,571
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl C
Callable 04/19/2021 @ $100 2.922%, VAR ICE LIBOR USD 3 Month+2.650%, 01/19/2032 (B)	400,000	397,716
OCP CLO, Ser 2020-19A, Cl D
Callable 07/20/2021 @ $100 4.790%, VAR ICE LIBOR USD 3 Month+4.470%, 07/20/2031 (B)	1,000,000	1,000,093
OHA Credit Funding 6, Ser 2020-6A, Cl C 3.002%, VAR ICE LIBOR USD 3 Month+2.750%, 07/20/2031 (B)	1,000,000	1,000,000
Voya CLO, Ser 2017-1A, Cl BR
Callable 10/18/2020 @ $100 1.972%, VAR ICE LIBOR USD 3 Month+1.700%, 01/18/2029 (B)	250,000	238,578
Voya CLO, Ser 2018-1A, Cl B
Callable 10/19/2020 @ $100 2.072%, VAR ICE LIBOR USD 3 Month+1.800%, 04/19/2031 (B)	450,000	425,167
Voya CLO, Ser 2020-1A, Cl C
Callable 07/16/2021 @ $100 2.803%, VAR ICE LIBOR USD 3 Month+2.500%, 07/16/2031 (B)	500,000	489,959

TOTAL ASSET-BACKED SECURITIES (Cost $16,146,036)		15,901,909

SOVEREIGN DEBT — 4.8%
Colombia Government International Bond 6.125%, 01/18/2041	300,000	402,300
5.200%, 05/15/2049	400,000	513,568
4.125%, 05/15/2051	200,000	222,500
3.125%, 04/15/2031	400,000	414,204

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount	Value
Dominican Republic International Bond 6.000%, 07/19/2028	$230,000	$244,375
5.950%, 01/25/2027	310,000	328,910
5.500%, 01/27/2025	240,000	249,240
Egypt Government International Bond 7.625%, 05/29/2032(B)	1,160,000	1,134,132
Ghana Government International Bond 10.750%, 10/14/2030	500,000	597,935
8.125%, 03/26/2032	580,000	541,836
Ivory Coast Government International Bond 6.125%, 06/15/2033	300,000	292,500
5.750%, 12/31/2032	838,300	810,049
Kenya Government International Bond 8.000%, 05/22/2032	650,000	640,859
6.875%, 06/24/2024	550,000	557,986
Mexico Government International Bond 6.050%, 01/11/2040	1,000,000	1,295,000
4.750%, 03/08/2044	551,000	625,936
3.250%, 04/16/2030	560,000	573,160
Ukraine Government International Bond 7.253%, 03/15/2033(B)	490,000	472,850

TOTAL SOVEREIGN DEBT (Cost $9,609,602)		9,917,340

EXCHANGE TRADED FUNDS — 3.4%

	Shares
iShares MSCI ACWI	2,820	219,029
VanEck Vectors Gold Miners Fund	157,800	6,775,932

TOTAL EXCHANGE TRADED FUNDS (Cost $4,527,196)		6,994,961

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

PREFERRED STOCK — 0.3%

	Shares	Value

South Korea — 0.3%
LG Household & Health Care 0.000% **	328	$196,569
Samsung Electronics 0.000% **	11,780	489,432

TOTAL PREFERRED STOCK (Cost $646,636)		686,001

WARRANTS — 0.0%

	Number of Warrants

United States — 0.0%
Occidental Petroleum, Strike Price $22.00, 07/06/2027 *	205	—

TOTAL WARRANTS (Cost $—)		—

U.S. TREASURY OBLIGATIONS — 2.0%

	Face Amount
U.S. Treasury Bills
0.125%, 08/20/2020(E)	$3,328,000	3,327,851
U.S. Treasury Bonds 2.375%, 11/15/2049	352,000	455,510
2.000%, 02/15/2050	235,000	282,339

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,027,296)		4,065,700

TOTAL INVESTMENTS — 93.4% (Cost $171,117,195)		$193,489,969

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2020, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	09/16/20	USD	3,717,665	AUD	5,310,000	$76,762
Morgan Stanley	09/16/20	USD	3,535,902	CAD	4,780,000	33,133
Morgan Stanley	09/16/20	USD	2,490,844	CHF	2,330,000	60,413
Morgan Stanley	09/16/20	USD	23,678,248	EUR	20,760,000	801,242
Morgan Stanley	09/16/20	USD	4,662,646	GBP	3,690,000	168,829
Morgan Stanley	09/16/20	USD	23,789,576	JPY	2,533,233,000	155,586
Morgan Stanley	09/16/20	SEK	10,280,000	USD	1,111,039	(60,359)
Morgan Stanley	09/16/20	KRW	3,769,200,000	USD	3,138,223	(16,436)

						$1,219,170

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

The open futures contracts held by the Fund at July 31, 2020, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-MINI Russell 1000 Index	(49)	Sep-2020	$(2,801,554)	$(2,819,215)	$(17,661)
MSCI EAFE Index	(33)	Sep-2020	(2,884,444)	(2,992,440)	(107,996)
MSCI Emerging Markets	(25)	Sep-2020	(1,200,340)	(1,336,625)	(136,285)
Russell 2000 Index E-MINI	141	Sep-2020	10,233,360	10,418,490	185,130
S&P 500 Index E-MINI	(40)	Sep-2020	(6,047,211)	(6,527,000)	(479,789)
U.S. 10-Year Treasury Notes	(17)	Sep-2020	(2,358,980)	(2,381,328)	(22,348)
U.S. 5-Year Treasury Notes	(13)	Oct-2020	(1,631,143)	(1,639,625)	(8,482)
U.S. Long Treasury Bond	(62)	Sep-2020	(10,987,043)	(11,301,438)	(314,395)
U.S. Ultra Long Treasury Bond	(44)	Sep-2020	(9,487,316)	(10,018,250)	(530,934)
Ultra 10-Year U.S. Treasury Notes	(36)	Sep-2020	(5,645,089)	(5,733,000)	(87,911)

			$(32,809,760)	$(34,330,431)	$(1,520,671)

Percentages are based on Net Assets of $207,082,386.

*	Non-income producing security.
**	There’s currently no rate available.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2020, was $60,660 and represented 0.0% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of July 31, 2020 was $21,882,430 and represents 10.6% of Net Assets.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(D)	Security in default on interest payments.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ACWI — All Country World Index
ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLO — Collateralized Loan Obligation
EAFE — Europe, Australasia and Far East
EUR — Euro
GBP — British Pound
GDR — Global Depositary Receipt
ICE — Intercontinental Exchange

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

JPY — Japanese Yen
KRW — Korean Won
LIBOR — London Interbank Offered Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
PJSC — Public Joint Stock Company
S&P — Standard & Poor’s
SEK — Swedish Kroner
Ser — Series
USD — United States Dollar
VAR — Variable Rate

The following table summarizes the inputs used as of July 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$520,810	$—	$—	$520,810
Belgium	1,102,050	—	—	1,102,050
Brazil	104,126	—	—	104,126
Canada	245,949	—	—	245,949
Chile	301,529	—	—	301,529
China	203,396	—	—	203,396
Denmark	1,902,278	—	—	1,902,278
Finland	1,015,695	—	—	1,015,695
France	2,083,715	—	—	2,083,715
Germany	4,629,249	—	—	4,629,249
Hong Kong	661,089	—	—	661,089
Indonesia	—	5,319	—	5,319
Ireland	932	—	—	932
Italy	2,626,016	—	—	2,626,016
Japan	4,895,750	—	—	4,895,750
Netherlands	2,262,003	—	—	2,262,003
Norway	1,320,549	—	—	1,320,549
Philippines	—	7,448	—	7,448
Portugal	559,454	—	—	559,454
South Africa	96,967	—	—	96,967
South Korea	10,082,763	393,231	—	10,475,994
Spain	1,826,574	—	—	1,826,574
Sweden	4,629,140	105,583	—	4,734,723
Switzerland	4,069,105	—	—	4,069,105
Taiwan	147,056	—	—	147,056
Turkey	—	47,893	—	47,893
United Kingdom	1,101,117	—	—	1,101,117
United States	71,220,649	—	—	71,220,649

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2020 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Total Common Stock	$117,607,961	$559,474	$—	$118,167,435

Corporate Obligations	—	37,756,623	—	37,756,623
Asset-Backed Securities	—	15,901,909	—	15,901,909
Sovereign Debt	—	9,917,340	—	9,917,340
Exchange Traded Funds	6,994,961	—	—	6,994,961
Preferred Stock	489,432	196,569	—	686,001
Warrants	—	—‡	—	—
U.S. Treasury Obligations	—	4,065,700	—	4,065,700

Total Investments in Securities	$125,092,354	$68,397,615	$—	$193,489,969

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$1,295,965	$—	$1,295,965
Unrealized Depreciation	—	(76,795)	—	(76,795)
Futures Contracts*
Unrealized Appreciation	185,130	—	—	185,130
Unrealized Depreciation	(1,705,801)	—	—	(1,705,801)

Total Other Financial Instruments	$(1,520,671)	$1,219,170	$—	$(301,501)

*Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ This category includes securities with a value of $0.

Amounts designated as “—” are $0.

For the period ended July 31, 2020, there were transfers between Level 1 and Level 2 assets and liabilities in the amount of $186,087. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to halt or events occurring after the close of the exchange or market on which the investment is principally traded. All transfers were considered to have occurred as of the end of the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

PBI-QH-001-0900